Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Notes)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation	Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2024	2023	2024	2023
gas & low carbon energy	(315)	2,289	721	9,636
oil production & operations	3,267	2,568	6,327	5,885
customers & products	(133)	555	855	3,235
other businesses & corporate	(180)	(297)	(480)	(387)
	2,639	5,115	7,423	18,369
Consolidation adjustment – UPII*	(73)	(30)	(41)	(52)
	2,566	5,085	7,382	18,317
Inventory holding gains (losses)*
gas & low carbon energy	—	—	—	1
oil production & operations	1	—	—	1
customers & products	(137)	(732)	715	(1,334)
Profit (loss) before interest and tax	2,430	4,353	8,097	16,985
Finance costs	1,216	920	2,291	1,763
Net finance expense/(income) relating to pensions and other post-retirement benefits	(40)	(61)	(81)	(119)
Profit (loss) before taxation	1,254	3,494	5,887	15,341

RC profit (loss) before interest and tax*
US	1,545	2,244	3,155	5,319
Non-US	1,021	2,841	4,227	12,998
	2,566	5,085	7,382	18,317